Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 54.3	$ 34.8
Trade and other receivables, net (note 4)	480.4	422.6
Fuel and natural gas in storage	34.0	43.7
Supplies and consumables inventory	180.1	179.9
Regulatory assets (note 5)	189.0	194.9
Prepaid expenses	57.5	68.8
Derivative instruments (note 17)	10.0	11.1
Other assets	7.5	12.8
Assets held for sale (note 18)	0.0	166.5
Assets, current, total	1,012.8	1,135.1
Property, plant and equipment, net	9,589.8	9,450.1
Intangible assets, net	69.5	69.1
Goodwill	1,318.7	1,312.2
Regulatory assets (note 5)	1,166.7	1,126.1
Long-term investments (note 6)	215.0	67.8
Derivative instruments (note 17)	71.2	97.4
Deferred income taxes	24.3	11.2
Other assets	225.4	163.6
Assets held for sale (note 18)	0.0	3,529.1
Assets	13,693.4	16,961.7
Current liabilities:
Accounts payable	89.9	164.2
Accrued liabilities	372.7	503.3
Dividends payable	50.0	49.7
Regulatory liabilities (note 5)	71.9	76.7
Long-term debt (note 7)	308.2	491.7
Other long-term liabilities	16.6	36.3
Derivative instruments (note 17)	0.9	1.9
Other liabilities	16.6	20.7
Liabilities associated with assets held for sale (note 18)	0.0	153.0
Liabilities, current, total	926.8	1,497.5
Long-term debt (note 7)	6,020.6	6,207.0
Regulatory liabilities (note 5)	548.2	559.6
Deferred income taxes	680.1	577.2
Derivative instruments (note 17)	11.2	17.5
Pension and other post-employment benefits obligation	62.7	73.6
Other long-term liabilities	317.6	273.8
Liabilities associated with assets held for sale (note 18)	0.0	1,574.3
Liabilities, noncurrent, total	7,640.4	9,283.0
Redeemable non-controlling interests	0.0	5.0
Equity:
Preferred shares	184.3	184.3
Common shares (note 9(a))	7,400.1	7,391.3
Additional paid-in capital	(19.4)	(19.2)
Deficit	(2,915.1)	(2,929.9)
Accumulated other comprehensive income ("AOCI") (note 10)	32.1	81.4
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	4,682.0	4,707.9
Non-controlling interests
Non-controlling interests - tax equity partnership units	366.0	1,099.3
Other non-controlling interests	78.2	369.0
Non-controlling interests, total	444.2	1,468.3
Total equity	5,126.2	6,176.2
Commitments and contingencies (note 15)
Subsequent events (notes 7(a), 7(b) and 7(c))
Liabilities and equity, total	$ 13,693.4	$ 16,961.7